Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Computation of basic and diluted earnings/(loss) per share
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2023	2022 (1)	2021
Weighted-average number of shares on which earnings per share calculations are based
Basic	911,210,319	902,664,190	895,990,771
Add—incremental shares under stock-based compensation plans	8,700,951	7,593,455	6,883,290
Add—incremental shares associated with contingently issuable shares	2,162,558	2,011,417	1,766,940
Assuming dilution	922,073,828	912,269,062	904,641,001
Income from continuing operations	$7,514	$1,783	$4,712
Income/(loss) from discontinued operations, net of tax	(12)	(143)	1,030
Net income on which basic earnings per share is calculated	$7,502	$1,639	$5,743
Income from continuing operations	$7,514	$1,783	$4,712
Net income applicable to contingently issuable shares	—	—	—
Income from continuing operations on which diluted earnings per share is calculated	$7,514	$1,783	$4,712
Income/(loss) from discontinued operations, net of tax, on which diluted earnings per share is calculated	(12)	(143)	1,030
Net income on which diluted earnings per share is calculated	$7,502	$1,639	$5,743
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$8.15	$1.95	$5.21
Discontinued operations	(0.01)	(0.16)	1.14
Total	$8.14	$1.80	$6.35
Basic
Continuing operations	$8.25	$1.97	$5.26
Discontinued operations	(0.01)	(0.16)	1.15
Total	$8.23	$1.82	$6.41
(1) Includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.